Income Tax (Details 5) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Unrecognized Tax Benefits	$ 182,354	$ 221,040	$ 206,665
Unrecognized Tax Benefits, Increases Resulting from Prior Period Tax Positions	7,968	17,255	25,148
Unrecognized Tax Benefits, Decreases Resulting from Prior Period Tax Positions	0	(59,879)	(14,711)
Unrecognized Tax Benefits, Increases Resulting from Current Period Tax Positions	3,938	3,938	3,938
Unrecognized Tax Benefits, Decreases Resulting from Current Period Tax Positions	0	0	0
Unrecognized Tax Benefits	$ 194,260	$ 182,354	$ 221,040